UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments February 28, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (95.0%)
	Advertising/Marketing Services (1.9%)
497	Dentsu Inc. (b)	$1,381,932

	Apparel/Footwear (2.8%)
27,900	Daidoh, Ltd.	356,350
277,000	Descente, Ltd.	1,323,661
34,000	Levi Strauss Japan Kabushiki Kaisha	357,358
		2,037,369
	Apparel/Footwear Retail (1.7%)
68,600	Nishimatsuya Chain Co., Ltd. (b)	1,228,775

	Beverages: Non-Alcoholic (3.0%)
67,200	ITO EN, Ltd. (b)	2,172,773

	Chemicals: Specialty (3.8%)
21,700	Shin-Etsu Chemical Co., Ltd.	1,356,006
155,000	Taiyo Nippon Sanso Corp. (b)	1,380,353
		2,736,359
	Computer Peripherals (4.6%)
80,100	Roland DG Corp. (b)	2,520,720
315	Wacom Co., Ltd. (b)	797,085
		3,317,805
	Containers/Packaging (1.1%)
49,500	Pack Corp. (The)	804,649

	Electronic Components (7.5%)
291	AXELL Corp.	886,960
39,800	Hamamatsu Photonics KK	1,174,836

62,300	Hoya Corp.	2,149,932
129,500	Zuken Inc.	1,202,992
		5,414,720
	Electronic Distributors (1.8%)
90,000	Fujitsu Devices, Inc.	1,271,221

	Electronic Equipment/Instruments (11.8%)
49,100	Canon Inc.	2,654,617
8,200	Keyence Corp.	1,939,919
66,270	Optex Co., Ltd.	1,410,599
112,000	Ricoh Co., Ltd.	2,467,795
		8,472,930
	Electronics/Appliance Stores (1.6%)
195,900	Culture Convenience Club Co., Ltd.	1,190,640

	Electronics/Appliances (1.9%)
361,000	D & M Holdings, Inc.	1,387,017

	Engineering & Construction (1.3%)
144,000	Kandenko Co., Ltd.	921,387

	Financial Conglomerates (3.3%)
336	Mizuho Financial Group, Inc.	2,347,468

	Food: Specialty/Candy (2.3%)
44,700	Unicharm Petcare Corp.	1,647,828

	Industrial Machinery (3.1%)
16,500	SMC Corp. (c)	2,207,366

	Information Technology Services (3.4%)
116,000	Hitachi Systems & Services, Ltd.	2,477,501

	Internet Retail (0.8%)
29,600	ASKUL Corp.	613,467

	Major Banks (3.3%)
248	Sumitomo Mitsui Financial Group, Inc.	2,409,911

	Metal Fabrications (1.2%)
49,200	Tsubaki Nakashima Co., Ltd. (b)	840,658

	Miscellaneous Commercial Services (4.3%)
17,500	ART Corp.	526,750
57,000	Secom Techno Service Co., Ltd.	2,538,440
		3,065,190
	Packaged Software (0.9%)
24,000	Trend Micro Inc.	682,712

	Pharmaceuticals: Other (6.6%)
78,400	Hisamitsu Pharmaceutical Co., Inc. (b)	2,383,815
102,000	Tsumura & Co.	2,370,047
		4,753,862
	Real Estate Development (0.8%)
92,000	Airport Facilities Co., Ltd.	584,365

	Recreational Products (2.0%)
79,500	KOEI Co., Ltd. (b)	1,409,452

	Regional Banks (3.0%)
259,000	Bank of Fukuoka, Ltd. (The) (b)	2,179,089

	Restaurants (1.1%)
38,900	Ichibanya Co., Ltd.	763,769

	Steel (5.9%)
35,700	JFE Holdings, Inc. (b)	2,202,858
301,000	Nippon Steel Corp. (b)	2,049,433
		4,252,291
	Trucks/Construction/Farm Machinery (3.5%)
88,000	Hitachi Construction Machinery Co., Ltd.	2,505,168

	Wholesale Distributors (4.7%)
71,700	Impact 21 Co., Ltd.	1,283,207
119,300	Meiko Shokai Co., Ltd.	1,206,845

33,000	Toyota Tsusho Corp.	913,422
		3,403,474
	Total Common Stocks
	(Cost $62,188,995)	68,481,148

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (11.3%)
	Short-Term Debt Securities held as
	Collateral on Loaned Securities (11.2%)
$242	AIG-FP Matched Funding Corp., 5.30% 12/17/07 (c)	$241,603
173	Alliance & Leister Plc., 5.33%, 03/31/08 (c)	172,560
84	Anglo Irish Bank Corp. Plc., 5.35% 07/09/07	84,007
86	Aspen Funding Corp., 5.29% 03/21/07	85,926
86	Bancaja, 5.36%, 03/31/08 (c)	86,280
276	Bank of America, 5.32%, 05/15/07 (c)	276,095
86	Bank of New York Co., Inc., 5.31%, 03/31/08 (c)	86,280
323	Barton Capital Corp. 5.29%, 03/20/07	323,041
	Bear Stearns,
69	5.38%, 03/08/07 (c)	69,037
104	5.37%, 03/12/07 (c)	103,536
173	5.36%, 03/31/08 (c)	172,559
173	BNP Paribas Mtn., 5.33%, 03/31/08 (c)	172,559
	CIC NY,
173	5.34%, 05/31/07 (c)	172,559
121	5.30%, 09/04/07 (c)	120,782
176	Dekabank Deutsche Girozentrale, 5.38% 03/31/08 (c)	176,011
	Deutsche Bank Securities Inc.,
1,657	5.33%, 03/01/07	1,656,571
347	5.34%, 03/01/07	347,024
173	Dexia Bank NY, 5.33%, 09/28/07 (c)	172,534
86	First Tennessee Bank 5.33% 03/31/08 (c)	86,280
240	Gemini Securitizaton Corp., 5.30%, 03/28/07	240,416
	Goldman Sachs Group, Inc.
162	5.42%, 02/29/08 (c)	162,206
86	5.37%, 03/31/08 (c)	86,280
86	HSBC Finance Corp., 5.33%, 03/31/08 (c)	86,280

104	Manufacturers and Traders, 5.30% 06/15/07 (c)		103,536
173	Marshall & Ilsley Bank, 5.37% 12/17/07		173,044
86	Master Fund LLC (Series B), 5.33% 03/15/07		85,633
91	Merrill Lynch and Co., 5.33%, 04/26/07 (c)		90,674
259	Metropolitan Life Global Funding 5.31% 03/31/08 (c)		258,839
173	Natexis Banques Populaires NY, 5.34%, 04/05/07 (c)		172,559
	National City Bank Cleveland,
164	5.32%, 03/01/07 (c)		163,924
86	5.32%, 09/18/07 (c)		86,275
345	National Rural Utilites Coop., Fin., 5.31%, 03/31/08 (c)		345,119
200	Nationwide Building Society, 5.44%, 02/29/08 (c)		200,169
259	Nordea Bank New York, 5.31%, 05/16/07 (c)		258,836
153	Rheingold Securitisation, 5.32%, 05/15/07		153,288
44	Sedna Finance Corp., 5.32% 05/15/07		44,283
173	Skandi New York, 5.32%, 03/31/08 (c)		172,559
173	SLM Corp., 5.33%, 03/31/08 (c)		172,560
173	Toronto Dominion New York, 5.32%, 05/29/07 (c)		172,559
121	Unicredito Italiano Bank (IRE) PLC, 5.33%, 03/31/08 (c)		120,792
59	World Savings Bank FSB, 5.32, 10/19/07 (c)		58,670

	Total Short-Term Securities held as
	Collateral on Loaned Securities
	(Cost $8,013,745)		8,013,745

	Repurchase Agreement (0.1%)
95	Joint repurchase agreement account 5.31% due 03/01/07 (dated 02/28/07; proceeds $95,014) (d) (Cost $95,000)		95,000

	Total Short-Term Investments
	(Cost $8,108,745)		8,108,745

	Total Investments
	(Cost $70,297,740)(e)	106.3%	76,589,893
	Liabilities in Excess of Other Assets	(6.3)	(4,527,507)
	Net Assets	100.0%	$72,062,386

(a)

Securities with total market value equal to $68,481,148 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	All or a portion of these securities were on loan at February 28, 2007. The total value of the loaned securities and related collateral outstanding were $7,653,323 and $8,013,745, respectively.
(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on February 28, 2007.
(d)	Collateralized by federal agency and U.S. Treasury obligations.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,953,282 and the aggregate gross unrealized depreciation is $3,661,129, resulting in net unrealized appreciation of $6,292,153.

Forward Foreign Currency Contract Open at February 28, 2007:

CONTRACT		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	DEPRECIATION

JPY	7,428,628	$62,721	03/01/07	$(1,021)

Currency Abbreviation:
JPY	Japanese Yen.

Morgan Stanley Japan Fund
Summary of Investments	February 28, 2007 (unaudited)

	PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Electronic Equipment/Instruments	$8,472,930	11.1%
Collateral on Loaned Securities	8,013,745	10.5
Electronic Components	5,414,720	7.1
Pharmaceuticals: Other	4,753,862	6.2
Steel	4,252,291	5.5
Wholesale Distributors	3,403,474	4.4
Computer Peripherals	3,317,805	4.3
Miscellaneous Commercial Services	3,065,190	4.0
Chemicals: Specialty	2,736,359	3.6
Trucks/Construction/Farm Machinery	2,505,168	3.3
Information Technology Services	2,477,501	3.2
Major Banks	2,409,911	3.1
Financial Conglomerates	2,347,468	3.1
Industrial Machinery	2,207,366	2.9
Regional Banks	2,179,089	2.8
Beverages: Non-Alcoholic	2,172,773	2.8
Apparel/Footwear	2,037,369	2.7
Food: Specialty/Candy	1,647,828	2.1
Recreational Products	1,409,452	1.8
Electronics/Appliances	1,387,017	1.8
Advertising/Marketing Services	1,381,932	1.8
Electronic Distributors	1,271,221	1.7
Apparel/Footwear Retail	1,228,775	1.6
Electronics/Appliance Stores	1,190,640	1.6
Engineering & Construction	921,387	1.2
Metal Fabrications	840,658	1.1
Containers/Packaging	804,649	1.1
Restaurants	763,769	1.0
Packaged Software	682,712	0.9
Internet Retail	613,467	0.8
Real Estate Development	584,365	0.8
Repurchase Agreement	95,000	0.1
	$76,589,893	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007